Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000231837 [Member]
Shareholder Report [Line Items]
Fund Name	The Ambassador Fund
Class Name	The Ambassador Fund
Trading Symbol	EMPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Ambassador Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Additional Information Phone Number	(877) 771-7731
Additional Information Website	https://www.embassyfunds.com/the-ambassador-fund/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Ambassador Fund (EMPIX)	$156	1.46%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The investment objective of The Ambassador Fund (the "Fund") is to seek current income. The Fund invests primarily in catastrophe ("cat") bonds and other forms of insurance-linked securities. The main risk in the fund is the occurrence of large insured losses from natural disasters such as major hurricanes, typhoons or earthquakes.
The Fund is currently invested in a portfolio of cat bonds that is exposed to a set of natural disasters that we believe is diversified both geographically and by type of peril.
HOW DID THE FUND PERFORM LAST YEAR?
In the fiscal year ended October 31, 2024, the Fund earned a return of +13.50% (net of fees) while the Swiss Re Global Cat Bond Total Return Index returned +16.41% and the broad based Bloomberg Aggregate Bond Index returned +10.55%.
WHAT AFFECTED THE FUND'S PERFORMANCE
The two main drivers of the Fund's positive return for the past twelve months were: 1) cat bond spreads and 2) T-Bill rates. The average spread on the Fund's cat bond holding was approximately 10%. We would highlight that, for the risk taken, the spreads earned in the last twelve months were high compared to what we would expect in the long run. In addition, the majority of the Fund's holdings are collateralized with Treasury Money Market Funds that earn a 1- 3 mo T-Bill return. T-Bill rates during the past twelve months averaged approximately 5%. We believe it is important to note that, in the past twelve months and as of this writing, none of the Fund's holdings were impaired by any single natural disaster or series of natural disasters.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
The Ambassador Fund (EMPIX)	13.50%	8.11%
Swiss re Global Cat Bond Index	16.41%	10.80%
Bloomberg Aggregate Bond Index	10.55%	-2.21%
[1]	The Ambassador Fund commenced operations on December 29, 2021.

Performance Inception Date	Dec. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 339,387,505
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 2,638,081
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$339,387,505
Total number of portfolio holdings	113
Total advisory fees paid (net)	$2,638,081
Portfolio turnover rate as of the end of the reporting period	117%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geography Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Geography Allocation chart represents Event Linked Bonds of the Fund.
Top Ten Holdings
Lightning Re Series 2023-1, 3/31/2026	5.4%
United States Treasury Bill, 0.000%, 12/5/2024	2.9%
Alamo Re Ltd., 6/7/2027	2.9%
Cape Lookout Re Ltd., 4/28/2026	2.7%
Consulate Re 2024-4A, 4.550%, 12/31/2024	2.2%
Kilimanjaro III Re Ltd., 6/25/2025	2.2%
Kendall Re Ltd., 4/30/2027	2.1%
Tomoni Re Pte Ltd., 4/7/2026	2.0%
Merna Reinsurance II Ltd., 7/7/2027	2.0%
Mystic Re IV Ltd., 1/8/2026	1.9%
Asset Allocation
Geography Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lightning Re Series 2023-1, 3/31/2026	5.4%
United States Treasury Bill, 0.000%, 12/5/2024	2.9%
Alamo Re Ltd., 6/7/2027	2.9%
Cape Lookout Re Ltd., 4/28/2026	2.7%
Consulate Re 2024-4A, 4.550%, 12/31/2024	2.2%
Kilimanjaro III Re Ltd., 6/25/2025	2.2%
Kendall Re Ltd., 4/30/2027	2.1%
Tomoni Re Pte Ltd., 4/7/2026	2.0%
Merna Reinsurance II Ltd., 7/7/2027	2.0%
Mystic Re IV Ltd., 1/8/2026	1.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237757 [Member]
Shareholder Report [Line Items]
Fund Name	The Diplomat Fund
Class Name	The Diplomat Fund
Trading Symbol	EMWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Diplomat Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.embassyfunds.com/the-diplomat-fund/. You can also request this information by contacting us at (877) 771-7731.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 771-7731
Additional Information Website	https://www.embassyfunds.com/the-diplomat-fund/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Diplomat Fund (EMWIX)	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The investment objective of The Diplomat Fund (the "Fund") is to seek total return. The fund invests in a core portfolio of U.S. Treasury securities, generally with maturities of 7 to 10 years. The Fund adjusts its total duration using interest rate futures contracts. The main risk of the Fund is that interest rates move counter to the Fund's total duration positioning.
Interest rates generally do not move linearly throughout time and we believe that passive approaches to duration risk can be subject to significant losses when interest rates rise. The Fund uses a proprietary quantitative model to anticipate periods of rising and falling interest rates over an approximately 30-day period. Informed by this model, the Fund actively manages its total duration with the goal of outperforming a passive approach to duration risk, in the long run, as represented by the ICE US Treasury 7-10 Year Bond Total Return Index (the "Index").
HOW DID THE FUND PERFORM LAST YEAR?
In the fiscal year ended October 31, 2024, the Fund earned a return of +9.02% (net of fees) while the Index returned +9.36% and the broad-based Bloomberg Aggregate Bond Index returned +10.55%.
WHAT AFFECTED THE FUND'S PERFORMANCE
The two main drivers of the Fund's positive return for the past twelve months are: 1) the return of 7-10y Treasury securities and 2) performance of the interest rate futures overlay. 7-10y Treasury securities earned approximately 8%. The futures holdings earned approximately 2% over past twelve months.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
The Diplomat Fund (EMWIX)	9.02%	4.28%
ICE US Treasury 7-10 Year Bond Index TR	9.36%	1.00%
Bloomberg Aggregate Bond Index	10.55%	2.94%
[1]	The Diplomat Fund commenced operations on September 13, 2022.

Performance Inception Date	Sep. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 11,136,084
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,136,084
Total number of portfolio holdings	4
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Holdings exclude short-term holdings, if any. Interest rate presented in the Top Holdings are as of the reporting period end.
Top Holdings
United States Treasury Note, 4.000%, 2/15/2034	64.4%
United States Treasury Note, 3.875%, 8/15/2033	22.7%
United States Treasury Note, 4.500%, 11/15/2033	6.2%
Asset Allocation

Largest Holdings [Text Block]	Top Holdings
United States Treasury Note, 4.000%, 2/15/2034	64.4%
United States Treasury Note, 3.875%, 8/15/2033	22.7%
United States Treasury Note, 4.500%, 11/15/2033	6.2%

Material Fund Change [Text Block]	Material Fund Changes Effective July 9, 2024, RichBrook Advisors, LP no longer serves as The Diplomat Fund's Sub- Advisor.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.